Loans (Aging of the Recorded Investment in Past Due Loans) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
2013
30 - 59 days past due	$ 1,688,676	$ 913,293
60 - 89 days past due	2,493,547	1,073,958
Greater than 90 days past due	3,843,692	4,161,850
Total past due	8,025,915	6,149,101
Loans not past due	352,911,249	289,163,968
Loans	360,937,164	295,313,069	8,543,367
Commercial Loans [Member]
2013
30 - 59 days past due	212,495	130,843
60 - 89 days past due	210,541	4,021
Greater than 90 days past due	36,494
Total past due	459,530	134,864
Loans not past due	48,300,122	37,970,866
Loans	48,759,652	38,105,730
Commercial Real Estate Loans [Member]
2013
30 - 59 days past due	1,150,611	212,864
60 - 89 days past due	1,852,191	115,269
Greater than 90 days past due	3,053,809	2,465,193
Total past due	6,056,611	2,793,326
Loans not past due	181,172,227	155,909,193
Loans	187,228,838	158,702,519
Agriculture Portfolio [Member]
2013
30 - 59 days past due	49,312
Greater than 90 days past due		401,028
Total past due	49,312	401,028
Loans not past due	15,014,202	12,798,477
Loans	15,063,514	13,199,505
Agricultural Real Estate [Member]
2013
Greater than 90 days past due	17,535	805,868
Total past due	17,535	805,868
Loans not past due	24,700,277	24,338,030
Loans	24,717,812	25,143,898
Consumer Loans [Member]
2013
30 - 59 days past due	26,295	68,583
60 - 89 days past due	44,537	24,514
Greater than 90 days past due	2,941	10,663
Total past due	73,773	103,760
Loans not past due	4,725,802	3,830,109
Loans	4,799,575	3,933,869
Residential Real Estate Portfolio [Member]
2013
30 - 59 days past due	249,963	501,003
60 - 89 days past due	386,278	930,154
Greater than 90 days past due	732,913	479,098
Total past due	1,369,154	1,910,255
Loans not past due	78,998,619	54,317,293
Loans	$ 80,367,773	$ 56,227,548